Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 54,067,358	$ 23,963,861	$ 14,279,797
Accounts receivable, net	11,343,114	11,926,835	16,049,453
Inventories	526,125	402,050	203,778
Due from related parties		76,619	71,884
Prepaid expenses and other current assets	1,006,710	228,443	283,269
TOTAL CURRENT ASSETS	66,943,307	36,597,808	30,888,181
Property, plant and equipment, net	190,202	9,491,195	9,867,584
Intangible assets, net		974,696	989,052
TOTAL ASSETS	67,133,509	47,063,699	41,744,817
CURRENT LIABILITIES
Short-term bank loans			430,923
Accounts payable	833,955	891,848	795,480
Due to related parties		529,060	5,000,803
Income tax payable	1,096,741	107,137	642,967
Accrued expenses and other current liabilities	324,315	503,455	2,340,858
Deferred grants		245,211	229,826
TOTAL CURRENT LIABILITIES	2,255,011	2,276,711	9,440,857
Deferred grants-non current		433,206	635,851
TOTAL LIABILITIES	2,255,011	2,709,917	10,076,708
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 300,000,000 shares authorized, 31,500,693 and 28,000,000 issued and outstanding as of December 31, 2020 and 2019, respectively*	31,812	31,501	28,000
Additional paid in capital	4,221,727	1,072,932	14,034
Statutory reserve	3,062,159	3,062,159	2,003,569
Retained earnings	55,933,106	39,229,282	31,357,494
Accumulated other comprehensive income (loss)	1,629,694	957,908	(1,734,988)
TOTAL STOCKHOLDERS’ EQUITY	64,878,498	44,353,782	31,668,109	[1]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 67,133,509	$ 47,063,699	$ 41,744,817

[1]	Retrospectively restated for effect of recapitalization, see Note 1